SEGMENTED INFORMATION (Schedule of Sales by Metal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Silver (Ag)	$ 80,654	$ 82,354
Gold (Au)	3,642	3,232
Lead (Pb)	64,111	62,251
Zinc (Zn)	20,654	21,462
Other	1,458	740
Sales	170,519	170,039
Henan Luoning [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	74,702	75,891
Gold (Au)	3,642	3,232
Lead (Pb)	55,739	55,488
Zinc (Zn)	6,305	7,000
Other	1,095	502
Sales	141,483	142,113
Guangdong [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	5,952	6,463
Gold (Au)
Lead (Pb)	8,372	6,763
Zinc (Zn)	14,349	14,462
Other	363	238
Sales	$ 29,036	$ 27,926